Income Taxes, Summary of Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Tax Effected	$ 12	$ 19
Capital loss carryforwards, Valuation Allowance, Tax Effected	(10)	(12)
Total loss carryforwards, Tax Effected	12
Tax credit carryforwards, Tax Effected	5	$ 6
Total loss carryforwards, Valuation Allowance Tax Effected	(5)
Tax credit carryforwards, Valuation Allowances Tax Effected	(4)
Federal [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Gross	29
Capital loss carryforwards, Tax Effected	6
Capital loss carryforwards, Valuation Allowance, Gross	(5)
Capital loss carryforwards, Valuation Allowance, Tax Effected	$ (1)
Federal [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Expiration Period	2026
Federal [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Expiration Period	2036
Foreign [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Gross	$ 12
Capital loss carryforwards, Tax Effected	3
Capital loss carryforwards, Valuation Allowance, Gross	(6)
Capital loss carryforwards, Valuation Allowance, Tax Effected	(2)
State [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Gross	160
Capital loss carryforwards, Tax Effected	3
Capital loss carryforwards, Valuation Allowance, Gross	(135)
Capital loss carryforwards, Valuation Allowance, Tax Effected	(2)
Tax credit carryforwards, Tax Effected	5
Tax credit carryforwards, Gross	6
Tax credit carryforwards, Valuation Allowances Gross	(5)
Tax credit carryforwards, Valuation Allowances Tax Effected	$ (4)
State [Member] | Minimum [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Expiration Period	2018
Tax credit carryforwards, Expiration Periods	2018
State [Member] | Maximum [Member]
Tax Credit Carryforward [Line Items]
Capital loss carryforwards, Expiration Period	2037
Tax credit carryforwards, Expiration Periods	2032